OTHER INVESTMENT (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2020	Sep. 18, 2018
SIGNIFICANT ACCOUNTING POLICIES
Convertible preferred shares		500,000
Convertible preferred shares per share		$ 1.00
Consideration		$ 500,000
Loss on the settlement of debt	$ 184,540